GARTMORE MUTUAL FUNDS

                           Gartmore Total Return Fund
                              Gartmore Growth Fund
   Gartmore Large Cap Value Fund (formerly "Nationwide Large Cap Value Fund")

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                  Prospectus Supplement dated September 3, 2002
                      to Prospectus dated January 25, 2002
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     The  disclosure  on  page  13  of the above noted prospectus is deleted and replaced  with  the  following:

PORTFOLIO  MANAGERS  -  GARTMORE  TOTAL  RETURN  FUND
     Simon Melluish and William H. Miller are portfolio co-managers of the Fund. Mr. Melluish joined Gartmore Investment Management plc ("GIM"), an affiliate of GMF, in 1995 as an Investment Manager for the Global Portfolio Team. In July 2000, he was appointed head of U.S. equities for GIM. Mr. Melluish is a senior portfolio manager for GMF and also currently co-manages the Gartmore GVIT Total Return Fund and manages the Gartmore Nationwide Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund.

     Mr. Miller began co-managing the Fund and the Gartmore GVIT Total Return Fund on September 1, 2000. Prior to joining GMF in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997).



                              GARTMORE MUTUAL FUNDS

    Gartmore Nationwide Leaders Fund (formerly "Gartmore U.S. Leaders Fund")
     Gartmore U.S. Growth Leaders Fund (formerly "Gartmore Growth 20 Fund") Gartmore Worldwide Leaders Fund (formerly "Gartmore Global Leaders Fund")

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                  Prospectus Supplement dated September 3, 2002
                      to Prospectus dated January 25, 2002
--------------------------------------------------------------------------------

     The disclosure on page 17 of the above noted prospectus is deleted and replaced with the following:

PORTFOLIO  MANAGER  -  GARTMORE  NATIONWIDE LEADERS FUND (FORMERLY GARTMORE U.S.
                       LEADERS  FUND)

     Simon Melluish is the portfolio manager of the Fund. As portfolio manager, Mr. Melluish is responsible for the day-to-day management of the Fund and selection of the Fund's investment.

     Mr. Melluish joined Gartmore Investment Management plc ("GIM"), an affiliate of GMF, in 1995 as an Investment Manager for the Global Portfolio Team. In July 2000, he was appointed head of U.S. equities for GIM. Mr. Melluish is a senior portfolio manager for GMF and also currently manages the Gartmore GVIT Nationwide Leaders Fund and co-manages the Gartmore Total Return Fund and the Gartmore GVIT Total Return Fund.

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           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.
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